Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 8 - GOODWILL AND INTANGIBLE ASSETS

There has been no change in the carrying amount of goodwill of $27,095 for the years ended December 31, 2017 and December 31, 2016.

Management performs an evaluation of goodwill for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Management performed an evaluation of the Company’s goodwill during the fourth quarter of 2017. Based on this test, management concluded that the Company’s goodwill was not impaired at December 31, 2017.

NOTE 8 - GOODWILL AND INTANGIBLE ASSETS (Continued)

Acquired intangible assets were as follows as of year end.

	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets(1):
MSRs	$1,065	$322	$743	$912	$250	$662
Core deposit intangibles	7,274	6,738	536	7,274	6,152	1,122
Total amortized intangible assets	$8,339	$7,060	$1,279	$8,186	$6,402	$1,784

(1)	Excludes fully amortized intangible assets

Aggregate core deposit intangible amortization expense was $586, $699 and $711 for 2017, 2016 and 2015, respectively.

Aggregate mortgage servicing rights amortization was $72, $74 and $29 for 2017, 2016 and 2015, respectively.

Estimated amortization expense for each of the next five years and thereafter is as follows:

	MSRs	Core deposit intangibles	Total
2018	$41	$111	$152
2019	41	88	129
2020	41	71	112
2021	41	68	109
2022	41	68	109
Thereafter	538	130	668
	$743	$536	$1,279